Intangibles (Details) - Schedule of amortization expense - DocGo Inc. and Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,674,106	$ 10,727,961
Additions	4,057,736	2,154,745
Accumulated Amortization	(4,053,793)	(2,208,600)
Accumulated Amortization	$ 10,678,049	$ 10,674,106
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years	15 years
Gross Carrying Amount	$ 19,275	$ 17,197
Additions	29,393	6,185
Accumulated Amortization	(6,367)	(4,107)
Accumulated Amortization	$ 42,301	$ 19,275
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years
Gross Carrying Amount	$ 132,816	$ 279,249
Additions	161,331	14,899
Accumulated Amortization	(219,388)	(161,332)
Accumulated Amortization	74,759	132,816
Operating licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,375,514	8,175,514
Additions		200,000
Accumulated Amortization
Accumulated Amortization	$ 8,375,514	$ 8,375,514
Estimated Useful Life (Years)	Indefinite	Indefinite
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,146,501	$ 2,256,001
Additions	3,867,012	1,933,661
Accumulated Amortization	(3,828,038)	(2,043,161)
Accumulated Amortization	$ 2,185,475	$ 2,146,501
Internally developed software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	4 years	4 years
Internally developed software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years